DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cepton Technologies, Inc. [Member]
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Description of Business and Summary of Significant Accounting Policies

Note 1. Description of Business and Summary of Significant Accounting Policies

Description of Business

Cepton provides state-of-the-art, intelligent, lidar-based solutions for a range of markets such as automotive (ADAS/AV), smart cities, smart spaces, and smart industrial applications. Cepton’s patented MMT®-based lidar technology enables reliable, scalable, and cost-effective solutions that deliver long range, high resolution 3D perception for smart applications.

Founded in April 2016 and led by industry veterans with over two decades of collective experience across a wide range of advanced lidar and imaging technologies, Cepton is focused on the mass market commercialization of high performance, high quality lidar solutions. Cepton is headquartered in San Jose, California, USA, with a presence in Germany, Canada, Japan, China and India, to serve a fast-growing global customer base.

Basis of Presentation and Principles of Consolidation

The condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of our wholly owned subsidiaries in Canada, Germany, and the United Kingdom. All intercompany balances and transactions have been eliminated in consolidation.

In the opinion of the Company, the accompanying unaudited condensed financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair presentation of the interim periods presented. These unaudited interim consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and related notes for 2020.

The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern. As of June 30, 2021, the Company had cash and cash equivalents of $12.4 million, short-term investment of $13.0 million, and an accumulated deficit of $76.8 million. During the six months ended June 30, 2021, the Company incurred a net loss of $18.6 million and had negative cash flows from operating activities of $18.0 million. Although much of the negative cash flow resulted from one-time expenses for research and development projects and one-time expenses of preparing to become a publicly traded company, the Company expects to continue to invest in research and development and generate operating losses in the future.

The Company is subject to risks and uncertainties frequently encountered by early-stage companies including, but not limited to, the uncertainty of successfully developing its products, securing certain contracts, building its customer base, successfully executing its business and marketing strategy and hiring appropriate personnel.

To date, the Company has been funded primarily by equity financings, convertible promissory notes and other borrowings. Failure to generate sufficient revenues, achieve planned gross margins and operating profitability, control operating costs, or secure additional funding may require the Company to modify, delay, or abandon some of its planned future expansion or development, or to otherwise enact operating cost reductions available to management, which could have a material adverse effect on the Company’s business, operating results, financial condition, and ability to achieve its intended business objectives.

Based on its recurring losses from operations and negative cash flows from operating activities incurred since inception, the expectation of continuing operating losses in the future, and the need to raise additional capital to finance its future operations, as of the issuance date of the condensed consolidated financial statements as of and for the six months ended June 30, 2021, the Company has concluded that there is substantial doubt about its ability to continue as a going concern for one year after the date that the financial statements are issued.

The Company intends to obtain financing through the execution of a merger transaction with Growth Capital Acquisition Corp. (see Note 17 for subsequent event disclosure). In addition, the Company has strong relationships with capital resource providers such as banks and strategic and financial investors to execute debt borrowing and/or equity financing, if necessary. These plans are intended to mitigate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern; however, as the plans are not entirely within the Company’s control, management cannot provide assurance that they will be effectively implemented.

Concentration of Risk

Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, and accounts receivable. The Company maintains a substantial portion of its cash and cash equivalents and short-term investments in money market funds, commercial paper, corporate debt securities, and asset backed securities. Management believes that the financial institutions that hold its cash, cash equivalents, and short-term investments are financially sound and, accordingly, represent minimal credit risk. Deposits held with banks may exceed the amount of federal insurance limits provided on such deposits.

Customers that accounted for 10% or greater of accounts receivable, net as of June 30, 2021 and December 31, 2020 were as follows:

	June 30, 2021	December 31, 2020
Customer A	14%	15%
Customer B	—%	39%
Customer C	—%	10%
Customer D	12%	13%
Customer E	64%	—%

Customers with revenue equal to or greater than 10% of total revenue for the periods indicated were as follows:

	Six Months Ended June 30, 2021	Six Months Ended June 30, 2020
Customer A	58%	12%
Customer B	—%	31%
Customer C	—%	11%
Customer D	—%	11%

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include, but are not limited to, estimating the stand-alone selling prices of performance obligations for revenue recognition, allowances for doubtful accounts, inventory valuation and reserves, warranty reserves, valuation allowance for deferred tax assets, share-based compensation including the fair value of the Company’s common stock, useful lives of property, plant and equipment, income tax uncertainties, and other loss contingencies. The Company evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors and adjusts those estimates and assumptions when facts and circumstances dictate. Actual results could differ from those estimates, and such differences could be material to the Company’s consolidated financial condition and results of operations.

Product Warranties

The Company typically provides a one-year warranty on its products. Estimated future warranty costs are accrued and charged to cost of goods sold in the period that the related revenue is recognized. These estimates are derived from historical data and trends of product reliability and costs of repairing and replacing defective products. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

Changes in our accrued warranty liability, which is included as a component of accrued expenses and other current liabilities, for the six months ended June 30, 2021 and the year ended December 31, 2020 was as follows (in thousands):

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Beginning balance	$40	$31
Warranty provision	33	90
Consumption	(24)	(81)
Ending balance	49	$40

Significant Accounting Policies

There have been no significant changes to the accounting policies during the six months ended June 30, 2021, as compared to the significant accounting policies described in Note 1 of the “Notes to the Financial Statements” in the Company’s audited financial statements for the year ended December 31, 2020.

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), (“ASC 842”), which clarifies the definition of a lease and requires lessees to recognize right-of-use assets and lease liabilities for all leases, including those classified as operating leases under previous lease accounting guidance. The guidance is effective for private business entities for fiscal years beginning after December 15, 2019, with early adoption permitted. In October 2019, the FASB issued ASU 2019-10, which extended the effective date to fiscal years beginning after December 15, 2020. In June 2020, the FASB issued ASU 2020-05, which provides an additional optional one-year deferral for all companies that have not yet issued their financial statements reflecting the adoption of ASC 842. As the Company expects to be an emerging growth company, ASU 2016-02 will be effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company expects to adopt the new standard in the first quarter of 2022 using the modified retrospective method, under which the Company will apply ASC 842 to existing and new leases as of January 1, 2022, but prior periods will not be restated and will continue to be reported under ASC 840 guidance in effect during those periods. The Company is currently evaluating the impact the adoption of these ASUs will have on its financial statements and related disclosures.

In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments, which significantly changes the way entities recognize credit losses and impairment of financial assets recorded at amortized cost. Currently, the credit loss and impairment model for loans and leases is based on incurred losses, and investments are recognized as impaired when there is no longer an assumption that future cash flows will be collected in full under the originally contracted terms. Under the new current expected credit loss (“CECL”) model, the standard requires immediate recognition of estimated credit losses expected to occur over the remaining life of the asset. As the Company expects to be an emerging growth company, the standard will be effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted. The Company expects there to be no material impact on its consolidated financial statements and related disclosures from the adoption of this update.

In December 2019, the FASB issued ASU 2019-12, Income Taxes:    Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. ASU 2019-12 is effective for the Company beginning January 1, 2022, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s financial statements and does not expect it to have a material impact on the consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40):    Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The ASU is part of the FASB’s simplification initiative, which aims to reduce unnecessary complexity in U.S. GAAP. As the Company expects to be an emerging growth company, ASU 2020-06 will be effective for interim and annual periods in fiscal years beginning after December 15, 2023, with earlier adoption permitted for fiscal years beginning after December 15, 2020. The Company expects there to be no material impact on its consolidated financial statements and related disclosures from the adoption of this update.

Note 1. Description of Business and Summary of Significant Accounting Policies

Description of Business

Cepton provides state-of-the-art, intelligent, lidar-based solutions for a range of markets such as automotive (ADAS/AV), smart cities, smart spaces, and smart industrial applications. Cepton’s patented MMT®-based lidar technology enables reliable, scalable, and cost-effective solutions that deliver long range, high resolution 3D perception for smart applications.

Founded in April 2016 and led by industry veterans with over two decades of collective experience across a wide range of advanced lidar and imaging technologies, Cepton is focused on the mass market commercialization of high performance, high quality lidar solutions. Cepton is headquartered in San Jose, California, USA, with a presence in Germany, Canada, Japan and India, to serve a fast-growing global customer base.

Basis of Presentation and Principles of Consolidation

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of our wholly owned subsidiaries in Canada, Germany, and the United Kingdom. All intercompany balances and transactions have been eliminated in consolidation.

Concentration of Risk

Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, and accounts receivable. The Company maintains a substantial portion of its cash and cash equivalents and short-term investments in money market funds, commercial paper, corporate debt securities, and asset backed securities. Management believes that the financial institutions that hold its cash, cash equivalents, and short-term investments are financially sound and, accordingly, represent minimal credit risk. Deposits held with banks may exceed the amount of federal insurance limits provided on such deposits.

Customers that accounted for 10% or greater of accounts receivable, net as of December 31, 2020 and 2019 were as follows:

	December 31,
	2020	2019
Customer A	15%	—%
Customer B	39%	56%
Customer C	10%	—%
Customer D	13%	—%

Customers with revenue equal to or greater than 10% of total revenue for the periods indicated were as follows:

	Year Ended December 31,
	2020	2019
Customer A	23%	—%
Customer B	16%	40%
Customer C	11%	—%
Customer D	—%	10%
Customer E	—%	13%

Supplier Concentrations

The Company relies on third parties for the supply and manufacture of its products, as well as third-party logistics providers. In instances where these parties fail to perform their obligations, the Company may be unable to find alternative suppliers or satisfactorily deliver its products to its customers on time, if at all.

For the fiscal year ended December 31, 2020, two vendors accounted for approximately 27% of total Accounts Payable. For the fiscal year ended December 31, 2019, three vendors accounted for 44% of total Accounts Payable.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include, but are not limited to, estimating the stand-alone selling prices of performance obligations for revenue recognition, allowances for doubtful accounts, inventory valuation and reserves, warranty reserves, valuation allowance for deferred tax assets, share-based compensation including the fair value of the Company’s common stock, useful lives of property, plant and equipment, income tax uncertainties, and other loss contingencies. The Company evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors and adjusts those estimates and assumptions when facts and circumstances dictate. Actual results could differ from those estimates, and such differences could be material to the Company’s consolidated financial condition and results of operations.

Cash Equivalents and Short-Term Investments

The Company considers all highly liquid investments with original maturity of three months or less at the date of purchase to be cash equivalents.

The Company’s short-term investments consist of investments and marketable securities that are classified as available-for-sale securities and are carried at fair value, with net unrealized gains or losses, net of tax, reported as a separate component of accumulated other comprehensive loss within stockholders’ deficit.

Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount, net of any allowance for doubtful accounts, and do not bear interest. Allowances on accounts receivable are recorded when circumstances indicate collection is doubtful for a particular accounts receivable balance. Receivables are written off if reasonable collection efforts prove unsuccessful. The Company provides for allowances on a specific account basis. As of December 31, 2020, and 2019, the allowance for doubtful accounts was de minimis.

Inventories

Inventories are stated at the lower of cost or estimated net realizable value. Costs are computed under the standard cost method, which approximates actual costs determined on the first-in, first-out basis. The Company records write-downs of inventories which are obsolete based on product life cycle stage, product development plans, and assumptions about future demand and market conditions.

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. The Company depreciates property and equipment using the straight-line method over the estimated useful lives of the assets, generally three to seven years. Leasehold improvements are amortized over the shorter of the asset’s useful life or the remaining lease term. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation and amortization are removed from the balance sheet and the resulting gain or loss is reflected in operations in the period realized. Improvements are capitalized and amortized over the remaining term of the estimated useful life of the asset. Maintenance and repairs are charged to operations as incurred.

Foreign Currency

The functional currency of the Company’s foreign subsidiaries in Canada and Germany is the respective local currency whereas the functional currency of the foreign subsidiary in the United Kingdom is the U.S. dollar. For the Canadian and German entities, assets and liabilities are translated into U.S. dollars at the local current exchange rates in effect at the balance sheet date, and income and expense accounts are translated at the average exchange rates during the period. The resulting translation adjustments are included in accumulated other comprehensive income. Foreign currency translation adjustments were insignificant for the years ended December 31, 2020 and 2019.

Convertible Preferred Stock

The Company records all shares of convertible preferred stock at their respective fair values on the dates of issuance, net of issuance costs, if applicable. The convertible preferred stock is recorded outside of permanent stockholders’ deficit because while it is not mandatorily redeemable, it is contingently redeemable into cash upon the occurrence of an event not solely within the Company’s control. When it is probable that a convertible preferred share will become redeemable, adjustments are recorded to adjust the carrying values. No adjustments have been recorded in 2020 or 2019. Refer to Footnote 8 for more information on the rights, preferences, privileges, and restrictions associated with the convertible preferred stock.

Revenue Recognition

The Company recognizes revenue from contracts with its customers. A contract with a customer exists when both parties have approved the contract and are committed to perform their respective obligations, each party’s rights can be identified, payment terms can be identified, the contract has commercial substance, and it is probable that the Company will collect substantially all of the consideration it is entitled to. Revenue is recognized when, or as, performance obligations are satisfied by transferring control of a promised product or service to a customer.

The Company’s revenue is primarily derived from product sales of LiDAR sensors to direct customers. Revenue is recognized at a point in time when control of the products is transferred to the customer, generally occurring upon shipment in accordance with the terms of the related contract. Amounts billed to customers for shipping and handling are included in the transaction price and are not treated as separate performance obligations as these costs fulfill a promise to transfer the product to the customer. Shipping and handling costs paid by the Company are included in cost of revenue. Taxes collected from customers and remitted to governmental authorities are excluded from revenue on the net basis of accounting.

When a contract involves multiple promises, the Company accounts for individual performance obligations if the customer can benefit from each promise on its own or with other resources that are readily available to the customer and each promise is separately identifiable from other promises in the arrangement. In these situations, the arrangement consideration is allocated between the separate performance obligations in proportion to their estimated standalone selling price. The standalone selling price reflects the price the Company would charge for a specific product if it were sold separately in similar circumstances and to similar customers. If the selling price is not directly observable, the Company may estimate the stand-alone selling price through maximizing the use of observable inputs such as historical discounting, project cost estimates, and targeted margins.

Other Policies, Judgments and Practical Expedients

Costs to obtain a contract

The Company generally expenses the incremental costs of obtaining a contract when incurred because the amortization period for these costs would be less than one year. These costs primarily relate to sales commissions and are recognized upon receiving customer payment, at the time of the customer order, or at the time of product shipment. Commission expense was $31,000 and $26,000 in 2020 and 2019, respectively and was recorded in selling, general and administrative expense in the Company’s consolidated statements of operations.

Contract balances

The timing of revenue recognition, billings, and cash collections generally results in accounts receivable recognized on the balance sheet. However, the Company may recognize contract liabilities when consideration is received from a customer prior to transferring goods or services to the customer. Contract liabilities are recognized as revenue after control of the products or services is transferred to the customer and all revenue recognition criteria have been met.

Customer deposits

The Company may recognize customer deposit liabilities when consideration is received from a customer prior to entering into a contract. Customer deposit liabilities are recognized as revenue when a contract with enforceable rights and obligations exists and all revenue recognition criteria have been met.

Right of return

The Company’s general terms and conditions for its contracts do not contain a right of return that allows the customer to return products and receive a credit. Therefore, the Company does not estimate returns and generally recognizes revenue at contract price upon shipment.

Significant financing components

The Company may receive payment from a customer either before or after the performance obligation has been satisfied. The expected timing difference between the payment and satisfaction of performance obligations for the vast majority of the Company’s contracts is one year or less; therefore, the Company applies a practical expedient and does not consider the effects of the time value of money. The Company’s contracts with customer prepayment terms do not include a significant financing component because the primary purpose is not to receive financing from the customers.

Cost of Revenue

Cost of revenue includes the manufacturing cost of LiDAR sensors, which primarily consists of personnel-related costs directly associated with our manufacturing organization, and amounts paid to our third-party contract manufacturers and vendors. Our cost of revenue also includes depreciation and amortization, cost of component inventory, product testing costs, costs of providing services, an allocated portion of overhead, facility and IT costs, warranty costs, excess and obsolete inventory and shipping costs.

Product Warranties

The Company typically provides a one-year warranty on its products. Estimated future warranty costs are accrued and charged to cost of goods sold in the period that the related revenue is recognized. These estimates are derived from historical data and trends of product reliability and costs of repairing and replacing defective products. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

Changes in our accrued warranty liability, which is included as a component of accrued expenses and other current liabilities, for the year ended December 31, 2020 and 2019 was as follows (in thousands):

	Year Ended December 31,
	2020	2019
Balance as of the beginning of year	$31	$20
Warranty provision	90	185
Consumption	(81)	(174)
Balance as of the end of the year	$40	$31

Research and Development

Research and development expenses consist primarily of personnel-related costs directly associated with our research and development organization, with the remainder being prototype expenses, third-party engineering and contractor costs, an allocated portion of facility and IT costs and depreciation. Our research and development efforts are focused on enhancing and developing additional functionality for our existing products and on new product development, including new releases and upgrades to our LiDAR sensors and embedded software. Research and development costs are expensed as incurred.

Advertising

Advertising costs are expensed as incurred and were $197,000 and $610,000 for the years ended December 31, 2020 and 2019.

Income Taxes

The Company accounts for income taxes using the asset and liability method. Under this method, deferred income tax assets and liabilities are recorded based on the estimated future tax effects of differences between the financial statement and income tax basis of existing assets and liabilities. Deferred income tax assets and liabilities are recorded net and classified as non-current on the consolidated balance sheet. A valuation allowance is provided against the Company’s deferred income tax assets when their realization is not reasonably assured. The Company accrues for uncertain tax positions identified, which are not deemed more likely than not to be sustained if challenged, and recognizes interest and penalties accrued on an unrecognized tax benefits as a component of income tax expense.

Stock-Based Compensation Expense

The Company grants stock options to employees and non-employees with an exercise price equal to the fair value of the shares at the date of grant. The Company accounts for these options under FASB ASC Topic 718, Stock Compensation (Topic 718). Under Topic 718, all stock option grants are accounted for using the fair value method and compensation is recognized as the underlying options vest. The Company uses the Black-Scholes option pricing model to determine the fair value of its stock option awards. The determination of the fair value for stock options in connection with determining stock compensation requires judgment, including estimating the fair market value of common stock, stock-price volatility, expected term, expected dividends, and risk-free interest rates. Given the absence of a public trading market, the Company considered numerous objective and subjective factors to determine the fair market value of common stock. These factors included but were not limited to (i) contemporaneous third-party valuations of common stock; (ii) the rights and preferences of preferred stock relative to common stock; (iii) the lack of marketability of common stock; (iv) developments in the business; and (v) the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions. For more information on inputs to the fair value of stock options, refer to Footnote 10.

Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require the testing of a long-lived asset or asset group for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined using various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. No impairment loss was recognized in the years ended December 31, 2020 and 2019.

Fair Value Measurements

The Company determines the fair value of an asset or liability based on the assumptions that market participants would use in pricing the asset or liability in an orderly transaction between market participants at the measurement date. The identification of market participant assumptions provides a basis for determining what inputs are to be used for pricing each asset or liability.

A fair value hierarchy has been established which gives precedence to fair value measurements calculated using observable inputs over those using unobservable inputs. This hierarchy prioritized the inputs into three broad levels as follows:

Level 1: Quoted prices in active markets for identical instruments

Level 2: Other significant observable inputs (including quoted prices in active markets for similar instruments)

Level 3: Significant unobservable inputs (including assumptions in determining the fair value of certain investments)

Money market funds are highly liquid investments and are actively traded. The pricing information for the Company’s money market funds are readily available and can be independently validated as of the measurement date. This approach results in the classification of these securities as Level 1 of the fair value hierarchy. The Company’s short-term investments consisting of commercial paper, corporate debt securities, and asset-backed securities are classified as Level 2 within the fair value hierarchy given their fair values are based on other significant observable inputs. As of December 31, 2020, the Company held $7,190,000 in money market funds and $32,058,000 in short-term investments, with an insignificant unrealized gain. The Company had no cash invested in money market funds and no short-term investments as of December 31, 2019.

Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount within a range of loss can be reasonably estimated. When no amount within the range is a better estimate than any other amount, the Company accrues for the minimum amount within the range. Legal costs incurred in connection with loss contingencies are expensed as incurred. No liabilities for loss contingencies were accrued as of December 31, 2020 and 2019.

Recently Adopted Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606), which replaces most existing revenue recognition guidance in U.S. GAAP and issued converged guidance on recognizing revenue in contracts with customers. For private companies, Topic 606 is effective for fiscal years beginning after December 15, 2018. In June 2020, the FASB issued ASU No. 2020-05, which provides an optional one-year deferral of the effective date of Topic 606 for all companies that have not yet issued their financial statements reflecting the adoption of Topic 606. Early adoption is permitted. The Company has adopted this standard beginning on January 1, 2019 using the full retrospective method. The adoption did not have a material effect on the Company’s consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which addresses the classification of certain specific cash flow issues including debt prepayment or extinguishment costs, settlement of certain debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of certain insurance claims and distributions received from equity method investees. This ASU is effective for fiscal years beginning after December 15, 2018. The Company adopted this standard beginning January 1, 2019, and the adoption did not have a material impact on its consolidated statements of cash flows.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230) — Restricted Cash, which requires that entities show the changes in total of cash, cash equivalents, restricted cash, and restricted cash equivalents in their statements of cash flows. As a result, entities will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statements of cash flows. The standard is effective for fiscal years beginning after December 15, 2018. The Company adopted the standard beginning January 1, 2019 and the adoption had no effect on its statements of cash flows.

In July 2017, the FASB issued ASU No. 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480), Derivatives and Hedging (Topic 815) I. Accounting for Certain Financial Instruments with Down Round Features II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception. Part I of the standard applies to entities that issue financial instruments such as warrants, convertible debt or convertible preferred stock that contain down-round features. Part II of the standard replaces the indefinite deferral for certain mandatorily redeemable noncontrolling interests and mandatorily redeemable financial instruments of nonpublic entities contained within ASC 480 with a scope exception and does not impact the accounting for these mandatorily redeemable instruments. The new standard became effective for the Company on January 1, 2020 under the extended transition period. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements or footnote disclosures.

In June 2018, the FASB issued ASU No. 2018-07, Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting. Further clarification of this guidance was subsequently provided by FASB through the issuance of ASU 2019-08, Compensation — Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Codification Improvements — Share-Based Consideration Payable to a Customer in November 2019. ASU 2018-07 expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. The Company adopted the guidance of ASU 2018-07 and subsequent related pronouncements as of January 1, 2019, by measuring the nonemployee share-based payments awards at the grant-date fair value of the equity instruments, in accordance with the guidance. The adoption of this guidance did not have a material effect on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, to improve the effectiveness of fair value measurement disclosures. Among other provisions, the update removes requirements to disclose amounts of and reasons for transfers between Level 1 and Level 2 in the fair value hierarchy, and it modifies the disclosures regarding transfers in and out of Level 3 of the fair value hierarchy. The update requires a discussion regarding the change in unrealized gains and losses included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period, and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. This update is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2019. The Company adopted this standard beginning January 1, 2020, and the adoption did not have a material impact on its consolidated financial statements.

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), (“ASC 842”), which clarifies the definition of a lease and requires lessees to recognize right-of-use assets and lease liabilities for all leases, including those classified as operating leases under previous lease accounting guidance. The guidance is effective for private business entities for fiscal years beginning after December 15, 2019, with early adoption permitted. In October 2019, the FASB issued ASU 2019-10, which extended the effective date to fiscal years beginning after December 15, 2020. In June 2020, the FASB issued ASU 2020-05, which provides an additional optional one-year deferral for all companies that have not yet issued their financial statements reflecting the adoption of ASC 842. As the Company expects to be an emerging growth company, ASU 2016-02 will be effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company expects to adopt the new standard in the first quarter of 2022 using the modified retrospective method, under which the Company will apply ASC 842 to existing and new leases as of January 1, 2022, but prior periods will not be restated and will continue to be reported under ASC 840 guidance in effect during those periods. The Company is currently evaluating the impact the adoption of these ASUs will have on its financial statements and related disclosures.

In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments, which significantly changes the way entities recognize credit losses and impairment of financial assets recorded at amortized cost. Currently, the credit loss and impairment model for loans and leases is based on incurred losses, and investments are recognized as impaired when there is no longer an assumption that future cash flows will be collected in full under the originally contracted terms. Under the new current expected credit loss (“CECL”) model, the standard requires immediate recognition of estimated credit losses expected to occur over the remaining life of the asset. As the Company expects to be an emerging growth company, the standard will be effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted. The Company expects there to be no material impact on its consolidated financial statements and related disclosures from the adoption of this update.

In December 2019, the FASB issued ASU 2019-12, Income Taxes: Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. ASU 2019-12 is effective for the Company beginning January 1, 2022, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s financial statements and does not expect it to have a material impact on the consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The ASU is part of the FASB’s simplification initiative, which aims to reduce unnecessary complexity in U.S. GAAP. As the Company expects to be an emerging growth company, ASU 2020-06 will be effective for interim and annual periods in fiscal years beginning after December 15, 2023, with earlier adoption permitted for fiscal years beginning after December 15, 2020. The Company expects there to be no material impact on its consolidated financial statements and related disclosures from the adoption of this update.